Related Party Transactions - Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due to related party	$ 281	$ 169
Amount due from related party	132
Directors and Officers [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	259	38
Related Company [Member]
Disclosure of transactions between related parties [line items]
Amounts due to related party	22	131
Private Co [Member]
Disclosure of transactions between related parties [line items]
Amount due from related party	132	95
Advancement [Member]
Disclosure of transactions between related parties [line items]
Amount due from related party	$ 130	$ 24